Other Operating Income and Gains - Summary of Other Operating Income and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Co-operation routes income	¥ 3,696	¥ 3,650	¥ 5,436
Routes subsidy income	383	372	353
Other subsidy income	803	1,326	535
Gain on disposal of items of property, plant and equipment and right-of-use assets	742	55	40
Gain on disposal of subsidiaries, associates and joint ventures	142	0	64
Compensation from ticket sales agents	63	53	331
Others	250	242	443
Other operating income and gains	¥ 6,079	¥ 5,698	¥ 7,202